RELATED PARTY TRANSACTIONS - Schedule of Transactions with Cobega Companies (Details) - Cobega Companies - Entities with joint control or significant influence over entity - EUR (€) € in Millions	6 Months Ended
	Jul. 02, 2021	Jun. 26, 2020	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Amounts affecting cost of sales	€ (21)	€ (21)
Amounts affecting operating expenses	(5)	(4)
Total net amount affecting the Consolidated Income Statement	(26)	€ (25)
Amount due from Cobega	5		€ 4
Amount payable to Cobega	€ 17		€ 14